Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 1.2%
MercadoLibre, Inc.*	52	$61,853

CANADA — 3.0%
Shopify, Inc., Class A *	226	152,767

CHINA — 5.6%
Alibaba Group Holding Ltd.*	4,832	65,941
Baidu, Inc., Class A *	1,000	17,649
JD.com, Inc., Class A *	2,923	83,057
Meituan, Class B *	2,700	51,148
Tencent Holdings Ltd.	1,500	69,141
		286,936
FRANCE — 3.2%
Adevinta ASA*	4,033	36,818
Dassault Systemes SE	1,137	55,859
Sartorius Stedim Biotech	175	71,648
		164,325
GERMANY — 1.7%
adidas AG	223	51,965
Zalando SE*	702	35,545
		87,510
HONG KONG — 2.7%
AIA Group Ltd.	9,000	93,977
Hong Kong Exchanges & Clearing Ltd.	900	42,186
		136,163
INDIA — 1.6%
HDFC Life Insurance Co., Ltd.	7,346	51,973
Metropolis Healthcare Ltd.	1,054	28,157
		80,130
IRELAND — 0.5%
COSMO Pharmaceuticals NV*	400	26,317

JAPAN — 12.0%
Bridgestone Corp.	1,300	50,460
DMG Mori Seiki Co., Ltd.	4,200	56,893
FANUC Corp. ADR	4,081	71,622
FANUC Corp.	200	35,102
Kubota Corp.	4,600	86,224
MISUMI Group, Inc.	2,000	59,542
Nintendo Co., Ltd. ADR	895	56,304
Rakuten Group, Inc.	5,300	41,672
SoftBank Group Corp.	1,900	84,948
Sumitomo Mitsui Trust Holdings, Inc.	2,100	68,344
		611,111
NETHERLANDS — 2.3%
IMCD NV	700	119,415

SOUTH KOREA — 1.4%
Samsung SDI Co., Ltd.	145	70,570

SWEDEN — 3.6%
Atlas Copco AB, B Shares	1,408	63,852
Beijer Ref AB	2,991	54,172
Nibe Industrier AB, B Shares	5,869	65,055
		183,079
TAIWAN — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	164,108

UNITED KINGDOM — 5.9%
Hargreaves Lansdown PLC	1,356	17,873

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
UNITED KINGDOM (continued)
ITM Power PLC*	15,279	$70,360
Just Group PLC*	36,025	41,382
Ocado Group PLC*	1,920	29,318
Prudential PLC	4,873	71,941
St James’s Place PLC	3,686	69,494
		300,368
UNITED STATES — 51.7%
10X Genomics, Inc., Class A *	584	44,425
ABIOMED, Inc.*	240	79,498
Affirm Holdings, Inc.*	742	34,340
Alphabet, Inc., Class A *	13	36,158
Amazon.com, Inc.*	30	97,798
Chegg, Inc.*	2,801	101,620
Codexis, Inc.*	3,275	67,530
Denali Therapeutics, Inc.*	1,622	52,180
Exact Sciences Corp.*	775	54,188
Fastenal Co.	1,163	69,082
First Republic Bank	585	94,829
Illumina, Inc.*	291	101,675
iRobot Corp.*	470	29,798
LendingTree, Inc.*	246	29,439
MarketAxess Holdings, Inc.	382	129,956
Mastercard, Inc., Class A	147	52,535
Moderna, Inc.*	210	36,175
Netflix, Inc.*	282	105,634
NVIDIA Corp.	711	194,003
Pacira BioSciences, Inc.*	1,857	141,726
Peloton Interactive, Inc., Class A *	613	16,195
Progyny, Inc.*	984	50,579
Redfin Corp.*	1,717	30,975
Spotify Technology SA*	302	45,608
STAAR Surgical Co.*	1,070	85,504
Tesla, Inc.*	211	227,374
Trade Desk, Inc. (The), Class A *	1,530	105,953
Twilio, Inc., Class A *	498	82,075
Upwork, Inc.*	3,579	83,176
Warby Parker, Inc., Class A *	991	33,506
Waters Corp.*	142	44,075
Watsco, Inc.	257	78,292
Wayfair, Inc., Class A *	462	51,180
Workday, Inc., Class A *	482	115,420
Zoom Video Communications, Inc., Class A *	308	36,107
		2,638,608
TOTAL INVESTMENTS — 99.6% (cost $3,977,075)		$5,083,260
Other assets less liabilities — 0.4%		22,608
NET ASSETS — 100.0%		$5,105,868

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,981,154	$2,102,106	$—	$5,083,260
Total	$2,981,154	$2,102,106	$—	$5,083,260

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.